Loss per share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Loss per share

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Basic and Diluted loss for the period (£)	(31,214,000)	(35,476,000)	(104,828,000)	(79,644,000)
Basic and diluted weighted average number of shares	124,511,492	122,674,016	123,844,172	121,851,437
Basic and diluted loss per share (£)	(0.25)	(0.29)	(0.85)	(0.65)